BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.0%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc. ....... 2,145 $ 100,729
Astronics Corp.
(a)
................... 7,550 136,202
Axon Enterprise, Inc.
(a)
............... 3,739 532,508
Cubic Corp. ...................... 638 47,576
Maxar Technologies, Inc. .............. 1,568 59,302
Mercury Systems, Inc.
(a)
.............. 18,001 1,271,771
2,148,088
Air Freight & Logistics — 0.1%
(a)
Echo Global Logistics, Inc. ............ 785 24,657
Hub Group, Inc., Class A .............. 2,782 187,173
211,830
Airlines — 0.3%
(a)
Mesa Air Group, Inc. ................. 6,073 81,682
Spirit Airlines, Inc. .................. 6,541 241,363
United Airlines Holdings, Inc. ........... 5,455 313,880
636,925
Auto Components — 0.8%
BorgWarner, Inc. ................... 26,316 1,220,010
Cooper-Standard Holdings, Inc.
(a)
........ 4,907 178,222
Fox Factory Holding Corp.
(a)
............ 843 107,112
1,505,344
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 3,705 284,211
Banks — 5.7%
Amerant Bancorp, Inc.
(a)
.............. 4,519 83,918
Bancorp, Inc. (The)
(a)
................ 7,175 148,666
Bank of Hawaii Corp.
(b)
............... 22,927 2,051,737
Bank of Princeton (The) .............. 571 16,342
Bank OZK ....................... 1,393 56,904
BankFinancial Corp. ................. 3,322 34,283
C&F Financial Corp. ................. 485 21,481
Capital City Bank Group, Inc. ........... 738 19,203
CIT Group, Inc. .................... 460 23,695
Citizens & Northern Corp. ............. 1,214 28,869
Comerica, Inc. ..................... 1,189 85,299
First Busey Corp. ................... 3,865 99,137
First Business Financial Services, Inc. ..... 899 22,232
First Hawaiian, Inc. ................. 38,718 1,059,712
First Interstate BancSystem, Inc., Class A .. 23,051 1,061,268
First Northwest Bancorp .............. 1,086 18,049
First Western Financial, Inc.
(a)
.......... 124 3,101
FNCB Bancorp, Inc. ................. 2,151 16,219
Heartland Financial USA, Inc. .......... 6,423 322,820
Heritage Commerce Corp. ............. 20,082 245,402
HomeTrust Bancshares, Inc. ........... 1,946 47,385
Independent Bank Corp. .............. 6,552 154,889
Investar Holding Corp. ............... 760 15,618
Lakeland Bancorp, Inc. ............... 5,315 92,640
Level One Bancorp, Inc. .............. 4,233 109,127
Macatawa Bank Corp. ............... 4,839 48,148
Mercantile Bank Corp. ............... 2,127 69,064
Mid Penn Bancorp, Inc. ............... 175 4,692
Midland States Bancorp, Inc. ........... 6,219 172,515
Oak Valley Bancorp ................. 545 9,347
OceanFirst Financial Corp. ............ 7,627 182,590
Peapack-Gladstone Financial Corp. ...... 1,944 60,031
Pinnacle Financial Partners, Inc. ......... 4,243 376,184
PNC Financial Services Group, Inc. (The) .. 448 78,584
Republic Bancorp, Inc., Class A ......... 840 37,204
Republic First Bancorp, Inc.
(a)
........... 24,547 92,542
SVB Financial Group
(a)
............... 592 292,247
Security
Shares
Shares Value
Banks (continued)
TriState Capital Holdings, Inc.
(a)
......... 5,134 $ 118,390
Truist Financial Corp. ................ 13,363 779,330
Umpqua Holdings Corp. .............. 43,198 758,125
United Security Bancshares ............ 2,649 21,695
US Bancorp ...................... 5,921 327,490
Wells Fargo & Co. .................. 12,799 500,057
Wintrust Financial Corp. .............. 13,279 1,006,548
10,772,779
Beverages — 0.1%
Brown-Forman Corp., Class B .......... 2,263 156,079
Primo Water Corp. .................. 4,555 74,064
230,143
Biotechnology — 4.0%
(a)
ACADIA Pharmaceuticals, Inc. .......... 12,436 320,849
Affimed NV ....................... 19,132 151,334
Agios Pharmaceuticals, Inc. ............ 684 35,322
Alector, Inc. ...................... 2,766 55,707
Amicus Therapeutics, Inc. ............. 3,993 39,451
Applied Therapeutics, Inc. ............. 1,845 34,603
Arcus Biosciences, Inc. ............... 4,413 123,917
Arcutis Biotherapeutics, Inc. ........... 2,264 65,497
Atara Biotherapeutics, Inc. ............. 3,046 43,741
Avidity Biosciences, Inc. .............. 1,859 40,545
Beyondspring, Inc. .................. 6,816 75,453
BioCryst Pharmaceuticals, Inc. .......... 5,322 54,125
Biogen, Inc. ...................... 757 211,771
Black Diamond Therapeutics, Inc. ........ 6,011 145,827
Bluebird Bio, Inc. ................... 4,543 136,971
Bridgebio Pharma, Inc. ............... 781 48,110
C4 Therapeutics, Inc. ................ 628 23,230
Cabaletta Bio, Inc. .................. 1,797 19,947
Dynavax Technologies Corp. ........... 3,202 31,476
Editas Medicine, Inc. ................ 1,986 83,412
Emergent BioSolutions, Inc. ............ 4,663 433,239
Enochian Biosciences, Inc. ............ 6,756 23,916
Foghorn Therapeutics, Inc. ............ 3,141 41,398
Frequency Therapeutics, Inc. ........... 549 5,215
G1 Therapeutics, Inc. ................ 4,249 102,231
Galera Therapeutics, Inc. ............. 2,597 22,906
Global Blood Therapeutics, Inc. ......... 502 20,456
Gossamer Bio, Inc. ................. 275 2,544
Halozyme Therapeutics, Inc. ........... 7,589 316,385
Humanigen, Inc.
(b)
.................. 2,799 53,461
Ideaya Biosciences, Inc. .............. 1,986 46,671
Infinity Pharmaceuticals, Inc. ........... 4,864 15,711
Inovio Pharmaceuticals, Inc. ........... 4,773 44,293
Inozyme Pharma, Inc. ................ 2,036 40,313
Invitae Corp. ...................... 4,333 165,564
Ionis Pharmaceuticals, Inc. ............ 1,854 83,356
Karyopharm Therapeutics, Inc.
(b)
........ 15,838 166,616
MacroGenics, Inc. .................. 6,957 221,580
Metacrine, Inc. .................... 4,751 29,456
Mirum Pharmaceuticals, Inc. ........... 4,121 81,678
Moderna, Inc. ..................... 558 73,070
Natera, Inc. ....................... 6,970 707,734
NextCure, Inc. ..................... 10,095 101,051
Novavax, Inc. ..................... 1,856 336,511
Oncorus, Inc. ..................... 1,319 18,360
OPKO Health, Inc. .................. 9,224 39,571
Organogenesis Holdings, Inc. .......... 4,766 86,837
Oyster Point Pharma, Inc. ............. 1,802 32,941
Passage Bio, Inc. ................... 5,948 103,971
PMV Pharmaceuticals, Inc. ............ 2,403 79,035
Poseida Therapeutics, Inc.
(b)
........... 11,293 107,848

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Puma Biotechnology, Inc. ............. 2,139 $ 20,791
Sage Therapeutics, Inc. .............. 1,807 135,254
Sana Biotechnology, Inc. .............. 6,430 215,212
Seres Therapeutics, Inc. .............. 3,558 73,259
Solid Biosciences, Inc. ............... 5,787 32,002
Spruce Biosciences, Inc. .............. 420 6,972
SQZ Biotechnologies Co. ............. 601 8,222
Sutro Biopharma, Inc. ................ 7,034 160,094
Taysha Gene Therapies, Inc. ........... 1,709 34,693
Twist Bioscience Corp. ............... 384 47,562
Ultragenyx Pharmaceutical, Inc. ......... 3,903 444,396
UroGen Pharma Ltd. ................ 1,267 24,681
Veracyte, Inc. ..................... 7,399 397,696
Vertex Pharmaceuticals, Inc. ........... 2,279 489,734
Vincerx Pharma, Inc.
(b)
............... 5,103 98,488
Vir Biotechnology, Inc. ............... 1,613 82,698
X4 Pharmaceuticals, Inc.
(b)
............ 5,346 46,029
7,662,989
Building Products — 2.0%
Allegion plc ....................... 1,248 156,774
Lennox International, Inc. ............. 5,837 1,818,751
Resideo Technologies, Inc.
(a)
........... 3,083 87,095
Trex Co., Inc.
(a)
.................... 19,943 1,825,582
3,888,202
Capital Markets — 2.0%
Ameriprise Financial, Inc. ............. 546 126,918
Ares Management Corp. .............. 6,379 357,415
AssetMark Financial Holdings, Inc.
(a)
...... 5,047 117,797
B. Riley Financial, Inc. ............... 3,542 199,698
Bank of New York Mellon Corp. (The) ..... 4,284 202,590
Cowen, Inc., Class A ................ 2,013 70,757
Donnelley Financial Solutions, Inc.
(a)
...... 3,521 97,989
Hamilton Lane, Inc., Class A ........... 10,221 905,172
Houlihan Lokey, Inc. ................. 350 23,278
Invesco Ltd. ...................... 29,728 749,740
Moelis & Co., Class A ................ 1,943 106,632
Morningstar, Inc. ................... 2,043 459,757
State Street Corp. .................. 2,360 198,264
Virtus Investment Partners, Inc. ......... 940 221,370
3,837,377
Chemicals — 2.3%
Amyris, Inc.
(a)
..................... 2,127 40,626
Axalta Coating Systems Ltd.
(a)
.......... 51,750 1,530,765
Hawkins, Inc. ..................... 1,028 34,459
HB Fuller Co. ..................... 31,373 1,973,675
Livent Corp.
(a)
..................... 26,489 458,789
Trinseo SA ....................... 5,265 335,223
4,373,537
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 13,025 664,405
Brink's Co. (The) ................... 886 70,198
Cimpress plc
(a)
..................... 1,283 128,467
Herman Miller, Inc. .................. 11,816 486,228
IAA, Inc.
(a)
........................ 10,153 559,836
Kimball International, Inc., Class B ....... 5,685 79,590
Matthews International Corp., Class A ..... 2,980 117,859
Montrose Environmental Group, Inc.
(a)
..... 612 30,716
MSA Safety, Inc. ................... 1,302 195,326
Quad/Graphics, Inc.
(a)
................ 4,652 16,422
Steelcase, Inc., Class A .............. 5,890 84,757
Tetra Tech, Inc. .................... 2,234 303,199
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ....................... 1,234 $ 48,743
2,785,746
Communications Equipment — 0.1%
(a)
Applied Optoelectronics, Inc. ........... 3,265 27,296
Calix, Inc. ........................ 4,926 170,735
Casa Systems, Inc. ................. 2,466 23,501
221,532
Construction & Engineering — 1.7%
Ameresco, Inc., Class A
(a)
............. 1,971 95,850
EMCOR Group, Inc. ................. 11,019 1,235,891
MasTec, Inc.
(a)
..................... 7,905 740,698
MYR Group, Inc.
(a)
.................. 1,012 72,530
Primoris Services Corp. .............. 3,650 120,925
Quanta Services, Inc. ................ 994 87,452
Tutor Perini Corp.
(a)
................. 5,443 103,145
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 29,771 826,145
3,282,636
Construction Materials — 0.3%
US Concrete, Inc.
(a)
................. 7,020 514,706
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 41,671 1,883,946
Containers & Packaging — 0.4%
Sealed Air Corp. ................... 17,348 794,885
Distributors — 0.8%
Pool Corp. ....................... 4,559 1,573,949
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.
(a)
.... 6,129 1,050,817
Chegg, Inc.
(a)
...................... 16,432 1,407,565
frontdoor, Inc.
(a)
.................... 2,156 115,885
H&R Block, Inc.
(b)
................... 50,771 1,106,808
Strategic Education, Inc. .............. 806 74,079
Terminix Global Holdings, Inc.
(a)
......... 6,249 297,890
Universal Technical Institute, Inc.
(a)
....... 2,839 16,580
4,069,624
Diversified Financial Services — 1.9%
Jefferies Financial Group, Inc. .......... 43,644 1,313,684
Voya Financial, Inc.
(b)
................ 35,286 2,245,601
3,559,285
Diversified Telecommunication Services — 0.0%
Radius Global Infrastructure, Inc.
(a)
....... 2,988 43,924
Electric Utilities — 0.7%
Alliant Energy Corp. ................. 7,170 388,327
Eversource Energy ................. 4,219 365,323
IDACORP, Inc. .................... 1,686 168,550
Pinnacle West Capital Corp. ........... 4,192 341,019
Spark Energy, Inc., Class A ............ 4,387 46,853
1,310,072
Electrical Equipment — 2.0%
Acuity Brands, Inc. .................. 4,273 705,045
Bloom Energy Corp., Class A
(a)
.......... 3,162 85,532
Generac Holdings, Inc.
(a)
.............. 1,809 592,357
Hubbell, Inc. ...................... 5,355 1,000,796
Plug Power, Inc.
(a)
.................. 12,269 439,721
Sunrun, Inc.
(a)
..................... 11,631 703,443
TPI Composites, Inc.
(a)(b)
.............. 5,639 318,209
3,845,103

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.9%
Avnet, Inc. ....................... 12,403 $ 514,849
Benchmark Electronics, Inc.
(b)
.......... 5,285 163,412
Cognex Corp. ..................... 5,505 456,860
ePlus, Inc.
(a)
...................... 1,159 115,483
FARO Technologies, Inc.
(a)
............. 2,838 245,686
Insight Enterprises, Inc.
(a)
............. 6,040 576,337
Jabil, Inc. ........................ 12,415 647,566
National Instruments Corp. ............ 27,734 1,197,693
OSI Systems, Inc.
(a)
................. 505 48,530
PAR Technology Corp.
(a)(b)
............. 2,939 192,240
ScanSource, Inc.
(a)
.................. 5,493 164,515
SYNNEX Corp. .................... 10,197 1,171,023
5,494,194
Energy Equipment & Services — 0.8%
Newpark Resources, Inc.
(a)
............ 25,629 80,475
Oceaneering International, Inc.
(a)
........ 21,757 248,465
Schlumberger NV .................. 38,369 1,043,253
Seadrill Ltd.
(a)
..................... 29 6
TechnipFMC plc
(a)
.................. 11,362 87,715
US Silica Holdings, Inc.
(a)
............. 12,793 157,226
1,617,140
Entertainment — 0.4%
(a)
Chicken Soup For The Soul Entertainment, Inc. 1,197 28,800
Gaia, Inc. ........................ 1,999 23,768
IMAX Corp. ....................... 4,721 94,892
Lions Gate Entertainment Corp., Class A ... 4,528 67,693
Lions Gate Entertainment Corp., Class B ... 17,911 231,052
LiveXLive Media, Inc. ................ 9,725 42,207
Zynga, Inc., Class A ................. 22,251 227,183
715,595
Equity Real Estate Investment Trusts (REITs) — 6.8%
Alexander & Baldwin, Inc. ............. 18,935 317,919
Alpine Income Property Trust, Inc. ....... 4,383 76,089
Apartment Investment and Management Co.,
Class A ....................... 167,745 1,029,954
Boston Properties, Inc.
(b)
.............. 6,052 612,826
Braemar Hotels & Resorts, Inc.
(a)
........ 34,303 208,219
Brixmor Property Group, Inc. ........... 2,400 48,552
Broadstone Net Lease, Inc.
(b)
........... 17,359 317,670
Clipper Realty, Inc. .................. 3,898 30,872
Colony Capital, Inc.
(a)(b)
............... 113,950 738,396
CorEnergy Infrastructure Trust, Inc. ....... 8,485 59,989
CorePoint Lodging, Inc.
(a)
............. 18,095 163,398
Equity LifeStyle Properties, Inc. ......... 361 22,974
Equity Residential
(b)
................. 4,506 322,765
First Industrial Realty Trust, Inc. ......... 23,733 1,086,734
Kilroy Realty Corp.
(b)
................. 33,923 2,226,367
Macerich Co. (The) ................. 34,853 407,780
One Liberty Properties, Inc. ............ 8,948 199,272
Outfront Media, Inc.
(a)
................ 14,339 313,020
Postal Realty Trust, Inc., Class A ........ 2,717 46,678
QTS Realty Trust, Inc., Class A ......... 6,500 403,260
Regency Centers Corp. .............. 11,765 667,193
Retail Value, Inc. ................... 28,223 528,052
Rexford Industrial Realty, Inc. .......... 17,288 871,315
RPT Realty ....................... 3,028 34,549
Seritage Growth Properties, Class A
(a)
..... 11,125 204,144
Simon Property Group, Inc. ............ 4,171 474,535
Terreno Realty Corp. ................ 655 37,839
VICI Properties, Inc. ................. 33,144 935,987
Welltower, Inc. ..................... 6,965 498,903
12,885,251
Security
Shares
Shares Value
Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A .......... 34,137 $ 650,992
Chefs' Warehouse, Inc. (The)
(a)
......... 7,108 216,510
Performance Food Group Co.
(a)
......... 4,683 269,787
Rite Aid Corp.
(a)
.................... 8,258 168,959
Sysco Corp. ...................... 770 60,630
United Natural Foods, Inc.
(a)
............ 1,905 62,751
1,429,629
Food Products — 0.7%
Beyond Meat, Inc.
(a)
................. 1,239 161,219
Bunge Ltd. ....................... 2,413 191,278
Freshpet, Inc.
(a)
.................... 659 104,656
JM Smucker Co. (The) ............... 1,001 126,657
Kellogg Co. ....................... 1,275 80,707
McCormick & Co., Inc. (Non-Voting) ...... 665 59,291
Mission Produce, Inc.
(a)(b)
.............. 1,952 37,108
Seneca Foods Corp., Class A
(a)
......... 1,809 85,186
Vital Farms, Inc.
(a)
.................. 20,741 452,983
1,299,085
Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A .... 2,951 225,368
New Jersey Resources Corp. ........... 11,855 472,659
Southwest Gas Holdings, Inc. .......... 3,031 208,260
906,287
Health Care Equipment & Supplies — 2.9%
Accuray, Inc.
(a)
..................... 14,628 72,409
Alphatec Holdings, Inc.
(a)
.............. 8,349 131,831
Cantel Medical Corp.
(a)
............... 947 75,608
CONMED Corp. .................... 1,043 136,205
Dentsply Sirona, Inc. ................ 491 31,331
Envista Holdings Corp.
(a)
.............. 10,617 433,174
Globus Medical, Inc., Class A
(a)
......... 6,243 385,006
Heska Corp.
(a)
..................... 2,383 401,440
Hill-Rom Holdings, Inc. ............... 11,907 1,315,485
Natus Medical, Inc.
(a)
................ 4,303 110,200
Nevro Corp.
(a)
..................... 8,038 1,121,301
Novocure Ltd.
(a)
.................... 3,731 493,163
OraSure Technologies, Inc.
(a)
........... 2,560 29,875
Penumbra, Inc.
(a)
................... 872 235,946
Quidel Corp.
(a)
..................... 2,019 258,291
SeaSpine Holdings Corp.
(a)
............ 999 17,382
Tandem Diabetes Care, Inc.
(a)
.......... 3,463 305,610
5,554,257
Health Care Providers & Services — 1.3%
1Life Healthcare, Inc.
(a)
............... 11,445 447,270
AMN Healthcare Services, Inc.
(a)
......... 1,018 75,027
Anthem, Inc. ...................... 2,626 942,603
Cardinal Health, Inc. ................. 6,486 394,024
Healthcare Merger Corp.
(a)
............. 3,437 21,619
Henry Schein, Inc.
(a)
................. 326 22,572
Innovage Holding Corp.
(a)
............. 4,873 125,675
LHC Group, Inc.
(a)
.................. 801 153,159
Owens & Minor, Inc. ................. 840 31,576
Patterson Cos., Inc.
(b)
................ 10,204 326,018
2,539,543
Health Care Technology — 0.5%
(a)
Allscripts Healthcare Solutions, Inc. ...... 4,337 65,120
Inovalon Holdings, Inc., Class A ......... 12,613 363,002
Omnicell, Inc. ..................... 1,040 135,065
Phreesia, Inc. ..................... 4,273 222,623
Tabula Rasa HealthCare, Inc. .......... 730 33,616

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Health Care Technology (continued)
Vocera Communications, Inc. ........... 5,786 $ 222,530
1,041,956
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.
(a)
............ 5,592 61,121
Aramark ......................... 9,143 345,423
Churchill Downs, Inc. ................ 174 39,571
Dine Brands Global, Inc.
(a)
............. 7,074 636,872
International Game Technology plc
(a)
...... 62,118 996,994
Penn National Gaming, Inc.
(a)(b)
.......... 4,397 460,981
PlayAGS, Inc.
(a)
.................... 3,494 28,232
Rush Street Interactive, Inc.
(a)
.......... 1,622 26,503
SeaWorld Entertainment, Inc.
(a)(b)
........ 11,234 557,993
Shake Shack, Inc., Class A
(a)
........... 4,522 509,946
Wingstop, Inc. ..................... 6,223 791,379
Wynn Resorts Ltd.
(a)
................. 1,595 199,965
4,654,980
Household Durables — 2.2%
Green Brick Partners, Inc.
(a)
............ 13,495 306,067
iRobot Corp.
(a)
..................... 5,772 705,223
KB Home ........................ 25,894 1,204,848
LGI Homes, Inc.
(a)
.................. 2,801 418,217
MDC Holdings, Inc. ................. 2,258 134,125
PulteGroup, Inc. ................... 3,779 198,171
Taylor Morrison Home Corp.
(a)
.......... 1,862 57,368
Tempur Sealy International, Inc.
(b)
........ 29,787 1,089,013
4,113,032
Household Products — 0.1%
Central Garden & Pet Co., Class A
(a)
...... 4,754 246,685
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp. ........... 4,941 231,239
Clearway Energy, Inc. ................ 11,157 295,772
Sunnova Energy International, Inc.
(a)
...... 5,376 219,448
Vistra Energy Corp. ................. 2,718 48,054
794,513
Insurance — 2.1%
Aflac, Inc. ........................ 2,450 125,391
Athene Holding Ltd., Class A
(a)
.......... 18,826 948,831
Crawford & Co., Class A .............. 1,185 12,620
First American Financial Corp. .......... 21,316 1,207,551
Hanover Insurance Group, Inc. (The) ..... 8,572 1,109,731
Investors Title Co. .................. 60 9,960
Reinsurance Group of America, Inc. ...... 3,501 441,301
Trupanion, Inc.
(a)
................... 899 68,513
3,923,898
Interactive Media & Services — 0.4%
(a)
Bumble, Inc., Class A ................ 2,133 133,057
Liberty TripAdvisor Holdings, Inc., Class A .. 3,940 25,137
Zillow Group, Inc., Class A ............. 899 118,111
Zillow Group, Inc., Class C ............ 3,874 502,225
778,530
Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com, Inc., Class A
(a)
....... 10,854 299,679
CarParts.com, Inc.
(a)
................. 2,347 33,515
Etsy, Inc.
(a)
....................... 5,442 1,097,488
Lands' End, Inc.
(a)
.................. 3,048 75,621
Magnite, Inc.
(a)
..................... 1,375 57,214
Overstock.com, Inc.
(a)
................ 4,959 328,584
Qurate Retail, Inc. .................. 6,188 72,771
RealReal, Inc. (The)
(a)
................ 1,713 38,765
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A
(a)
.............. 2,632 $ 130,389
2,134,026
IT Services — 1.8%
Cardtronics plc, Class A
(a)
............. 1,072 41,594
Conduent, Inc.
(a)
................... 16,149 107,552
CSG Systems International, Inc. ......... 762 34,206
Genpact Ltd. ...................... 44,806 1,918,593
Globant SA
(a)
...................... 2,821 585,668
International Money Express, Inc.
(a)
....... 2,091 31,386
Limelight Networks, Inc.
(a)(b)
............ 10,473 37,389
MAXIMUS, Inc. .................... 3,481 309,948
MongoDB, Inc.
(a)
................... 306 81,833
StoneCo Ltd., Class A
(a)
.............. 3,633 222,412
Wix.com Ltd.
(a)
..................... 362 101,078
3,471,659
Leisure Products — 0.4%
Brunswick Corp. ................... 781 74,484
Malibu Boats, Inc., Class A
(a)
........... 3,642 290,195
YETI Holdings, Inc.
(a)
................ 4,293 309,997
674,676
Life Sciences Tools & Services — 3.6%
Adaptive Biotechnologies Corp.
(a)
........ 4,558 183,505
Avantor, Inc.
(a)
..................... 14,843 429,408
Berkeley Lights, Inc.
(a)
................ 5,859 294,298
Bruker Corp.
(b)
..................... 34,919 2,244,593
Luminex Corp. ..................... 1,963 62,620
Medpace Holdings, Inc.
(a)
............. 1,145 187,837
Mettler-Toledo International, Inc.
(a)
....... 58 67,030
NanoString Technologies, Inc.
(a)
......... 5,930 389,660
NeoGenomics, Inc.
(a)
................ 20,461 986,834
Pacific Biosciences of California, Inc.
(a)
.... 2,252 75,014
Personalis, Inc.
(a)
................... 831 20,451
Repligen Corp.
(a)
................... 6,963 1,353,677
Syneos Health, Inc.
(a)
................ 4,951 375,534
Waters Corp.
(a)
.................... 530 150,610
6,821,071
Machinery — 4.2%
AGCO Corp. ...................... 8,675 1,246,164
Donaldson Co., Inc. ................. 2,704 157,265
Gates Industrial Corp. plc
(a)
............ 5,448 87,113
Graco, Inc. ....................... 12,559 899,475
Hurco Cos., Inc. .................... 1,060 37,418
Manitowoc Co., Inc. (The)
(a)
............ 5,406 111,472
Oshkosh Corp. .................... 2,554 303,058
Snap-on, Inc. ..................... 4,786 1,104,322
Timken Co. (The) ................... 26,123 2,120,404
Toro Co. (The) ..................... 10,433 1,076,059
Woodward, Inc.
(b)
................... 6,444 777,340
7,920,090
Media — 1.0%
Cardlytics, Inc.
(a)(b)
.................. 3,211 352,247
Discovery, Inc., Class A
(a)
............. 4,528 196,787
Discovery, Inc., Class C
(a)
............. 1,588 58,581
Hemisphere Media Group, Inc.
(a)
......... 2,086 24,302
iHeartMedia, Inc., Class A
(a)
............ 17,615 319,712
Meredith Corp.
(a)
................... 6,159 183,415
New York Times Co. (The), Class A ....... 7,660 387,749
Nexstar Media Group, Inc., Class A ....... 3,173 445,585
1,968,378

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Metals & Mining — 1.9%
Materion Corp. .................... 320 $ 21,197
Reliance Steel & Aluminum Co. ......... 14,966 2,279,172
Royal Gold, Inc. .................... 1,186 127,637
Ryerson Holding Corp.
(a)
.............. 5,213 88,830
Schnitzer Steel Industries, Inc., Class A .... 11,547 482,549
Steel Dynamics, Inc. ................. 7,232 367,096
Worthington Industries, Inc. ............ 4,830 324,045
3,690,526
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty Trust, Inc. ............... 3,437 54,648
Ellington Financial, Inc. ............... 7,462 119,467
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,520 534,072
708,187
Multiline Retail — 0.6%
Franchise Group, Inc. ................ 1,671 60,340
Kohl's Corp. ...................... 3,698 220,438
Nordstrom, Inc.
(a)
................... 21,157 801,215
1,081,993
Multi-Utilities — 0.0%
Consolidated Edison, Inc. ............. 829 62,009
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp. .............. 8,451 76,313
Ardmore Shipping Corp.
(a)(b)
............ 10,694 48,551
Brigham Minerals, Inc., Class A ......... 14,242 208,503
Continental Resources, Inc.
(a)(b)
......... 8,071 208,797
CVR Energy, Inc. ................... 744 14,270
Delek US Holdings, Inc. .............. 12,002 261,404
EOG Resources, Inc. ................ 8,355 605,988
Extraction Oil & Gas, Inc.
(a)
............ 2,134 76,696
Falcon Minerals Corp. ................ 21,878 98,232
Laredo Petroleum, Inc.
(a)
.............. 1,058 31,803
Navigator Holdings Ltd.
(a)
............. 3,208 28,551
Nordic American Tankers Ltd. .......... 8,262 26,851
Northern Oil and Gas, Inc.
(a)
............ 1,603 19,364
PBF Energy, Inc., Class A
(a)
............ 3,760 53,204
Penn Virginia Corp.
(a)(b)
............... 3,912 52,421
Phillips 66 ........................ 17,120 1,395,965
REX American Resources Corp.
(a)
....... 567 47,724
Scorpio Tankers, Inc. ................ 9,630 177,770
Valero Energy Corp. ................. 6,355 455,018
3,887,425
Personal Products — 0.3%
Nature's Sunshine Products, Inc. ........ 1,667 33,274
Nu Skin Enterprises, Inc., Class A ........ 9,807 518,692
USANA Health Sciences, Inc.
(a)
......... 1,032 100,723
652,689
Pharmaceuticals — 1.4%
Catalent, Inc.
(a)
.................... 4,922 518,336
Horizon Therapeutics plc
(a)
............ 895 82,376
Jazz Pharmaceuticals plc
(a)
............ 1,352 222,228
Perrigo Co. plc .................... 17,428 705,311
Zoetis, Inc. ....................... 6,830 1,075,588
2,603,839
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp. ....... 498 40,104
Franklin Covey Co.
(a)
................ 3,047 86,200
Insperity, Inc. ...................... 6,661 557,792
Kelly Services, Inc., Class A
(a)
.......... 9,080 202,211
Kforce, Inc. ....................... 3,666 196,498
ManpowerGroup, Inc. ................ 3,014 298,084
Security
Shares
Shares Value
Professional Services (continued)
Mistras Group, Inc.
(a)
................ 8,655 $ 98,753
Robert Half International, Inc. ........... 5,910 461,394
TriNet Group, Inc.
(a)
................. 3,983 310,515
2,251,551
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A
(a)
........... 5,760 455,674
Kennedy-Wilson Holdings, Inc.
(b)
......... 7,372 148,988
Marcus & Millichap, Inc.
(a)
............. 4,948 166,748
RE/MAX Holdings, Inc., Class A ......... 544 21,428
Realogy Holdings Corp.
(a)
............. 30,581 462,690
1,255,528
Road & Rail — 1.2%
Covenant Logistics Group, Inc., Class A
(a)
.. 3,357 69,121
HyreCar, Inc.
(a)(b)
................... 6,381 62,534
Landstar System, Inc. ................ 5,561 917,899
PAM Transportation Services, Inc.
(a)
...... 165 10,180
Ryder System, Inc. .................. 6,421 485,749
Schneider National, Inc., Class B ........ 30,555 762,958
2,308,441
Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.
(a)
.................. 7,574 642,200
Cree, Inc.
(a)
....................... 1,500 162,195
Enphase Energy, Inc.
(a)
............... 4,079 661,451
First Solar, Inc.
(a)
................... 58 5,063
Ichor Holdings Ltd.
(a)
................. 11,244 604,927
Monolithic Power Systems, Inc. ......... 3,549 1,253,542
Power Integrations, Inc. .............. 2,910 237,107
Silicon Laboratories, Inc.
(a)
............. 11,691 1,649,249
SolarEdge Technologies, Inc.
(a)
.......... 630 181,087
Synaptics, Inc.
(a)
................... 505 68,387
Universal Display Corp. .............. 7,940 1,879,954
7,345,162
Software — 6.7%
2U, Inc.
(a)
........................ 2,788 106,585
8x8, Inc.
(a)
........................ 19,379 628,655
Appian Corp.
(a)
.................... 1,726 229,472
Aspen Technology, Inc.
(a)
.............. 1,465 211,444
Avalara, Inc.
(a)
..................... 654 87,263
Avaya Holdings Corp.
(a)
............... 2,994 83,922
Blackline, Inc.
(a)
.................... 961 104,172
Box, Inc., Class A
(a)
................. 16,949 389,149
Cloudflare, Inc., Class A
(a)
............. 8,355 587,022
Domo, Inc., Class B
(a)
................ 577 32,479
Everbridge, Inc.
(a)
................... 3,534 428,250
Five9, Inc.
(a)
...................... 2,889 451,637
Guidewire Software, Inc.
(a)
............. 780 79,272
HubSpot, Inc.
(a)
.................... 4,548 2,065,747
JFrog Ltd.
(a)
....................... 1,368 60,698
LivePerson, Inc.
(a)
.................. 8,339 439,799
Medallia, Inc.
(a)
.................... 6,545 182,540
Model N, Inc.
(a)
.................... 536 18,883
New Relic, Inc.
(a)
................... 456 28,035
Olo, Inc., Class A
(a)
.................. 2,890 76,267
ON24, Inc.
(a)
...................... 2,329 112,980
PagerDuty, Inc.
(a)
................... 5,660 227,702
PROS Holdings, Inc.
(a)
............... 955 40,588
PTC, Inc.
(a)
....................... 388 53,408
QAD, Inc., Class A .................. 1,452 96,674
Rapid7, Inc.
(a)
..................... 8,048 600,461
Sailpoint Technologies Holdings, Inc.
(a)
.... 499 25,269
ServiceNow, Inc.
(a)
.................. 2,893 1,446,818
Sprout Social, Inc., Class A
(a)
........... 5,900 340,784
Varonis Systems, Inc.
(a)
............... 15,111 775,799

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Software (continued)
Yext, Inc.
(a)(b)
...................... 4,467 $ 64,682
Zendesk, Inc.
(a)
.................... 15,882 2,106,271
Zscaler, Inc.
(a)
..................... 3,162 542,821
12,725,548
Specialty Retail — 1.9%
Aaron's Co., Inc. (The) ............... 6,638 170,464
American Eagle Outfitters, Inc. .......... 9,972 291,581
At Home Group, Inc.
(a)
............... 7,042 202,105
AutoNation, Inc.
(a)
................... 5,677 529,210
Camping World Holdings, Inc., Class A .... 6,271 228,139
Container Store Group, Inc. (The)
(a)
....... 4,512 75,080
Group 1 Automotive, Inc.
(b)
............. 448 70,690
Hibbett Sports, Inc.
(a)
................ 715 49,256
Lithia Motors, Inc., Class A ............ 689 268,772
MarineMax, Inc.
(a)
................... 15,291 754,764
Michaels Cos., Inc. (The)
(a)
............ 2,177 47,763
Rent-A-Center, Inc.
(b)
................ 1,771 102,116
Signet Jewelers Ltd.
(a)
................ 2,673 154,981
Sonic Automotive, Inc., Class A ......... 3,925 194,562
Urban Outfitters, Inc.
(a)
............... 1,263 46,971
Williams-Sonoma, Inc. ............... 1,971 353,203
3,539,657
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.
(b)
........ 30,661 482,604
Pure Storage, Inc., Class A
(a)
........... 29,870 643,400
1,126,004
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.
(a)
..................... 10,921 971,204
Crocs, Inc.
(a)
...................... 7,785 626,303
Deckers Outdoor Corp.
(a)
.............. 4,881 1,612,780
Kontoor Brands, Inc. ................. 839 40,717
Rocky Brands, Inc. .................. 1,991 107,633
Skechers USA, Inc., Class A
(a)
.......... 8,497 354,410
Unifi, Inc.
(a)
....................... 1,651 45,502
3,758,549
Thrifts & Mortgage Finance — 2.1%
Essent Group Ltd. .................. 11,952 567,601
Federal Agricultural Mortgage Corp., Class C 3,159 318,175
Flagstar Bancorp, Inc. ............... 1,433 64,628
Merchants Bancorp ................. 578 24,241
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Meridian Bancorp, Inc. ............... 4,993 $ 91,971
MGIC Investment Corp. .............. 10,041 139,068
New York Community Bancorp, Inc. ...... 75,917 958,073
Radian Group, Inc. .................. 14,035 326,314
Security National Financial Corp., Class A
(a)
. 2,323 21,720
Southern Missouri Bancorp, Inc. ......... 489 19,276
TFS Financial Corp. ................. 33,087 673,982
Walker & Dunlop, Inc.
(b)
............... 3,429 352,295
Washington Federal, Inc. .............. 11,073 341,048
Western New England Bancorp, Inc. ...... 8,847 74,580
3,972,972
Tobacco — 0.1%
Vector Group Ltd. .................. 14,725 205,414
Trading Companies & Distributors — 1.5%
General Finance Corp.
(a)
.............. 1,944 23,620
MRC Global, Inc.
(a)
.................. 6,677 60,293
SiteOne Landscape Supply, Inc.
(a)(b)
....... 13,289 2,268,964
Triton International Ltd. ............... 7,562 415,834
Veritiv Corp.
(a)
..................... 1,133 48,198
Watsco, Inc. ...................... 363 94,652
2,911,561
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 161,898
Total Common Stocks — 97.0%
(Cost: $182,189,408) ............................. 184,670,261
Total Long-Term Investments — 97.0%
(Cost: $182,189,408) ............................. 184,670,261
Short-Term Securities — 8.2%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 5,343,501 5,343,501
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 10,230,199 10,233,268
Total Short-Term Securities — 8.2%
(Cost: $15,577,251) .............................. 15,576,769
Total Investments — 105.2%
(Cost: $197,766,659 ) ............................. 200,247,030
Liabilities in Excess of Other Assets — (5.2)% ............ (9,823,980)
Net Assets — 100.0% .............................. $ 190,423,050
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited)
March 31, 2021
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,156,187 $ 187,314 $ — $ — $ — $ 5,343,501 5,343,501 $ 304 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,482,546 8,752,100 — (897) (481) 10,233,268 10,230,199 4,497
(b)
—
$ (897) $ (481) $ 15,576,769 $ 4,801 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 30 06/18/21 $ 5,951 $ 53,837
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 184,670,261 $ — $ — $ 184,670,261
Short-Term Securities ....................................... 5,343,501 — — 5,343,501
Subtotal ....................................................
$ 190,013,762 $ — $ — $ 190,013,762
Investments Valued at NAV
(a)
...................................... 10,233,268
$ —
Total Investments .............................................. $ 200,247,030
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 53,837 $ — $ — $ 53,837
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.